REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Contract with Customer, Asset and Liability [Abstract]
Accounts receivable - trade	$ 70,400	$ 47,500	$ 54,600
Current (included in deferred revenue)	113,713	85,826	72,299
Non-current (included in other liabilities)	47,217	30,086	$ 26,042
Revenue recognized from the beginning contract liability	70,300	$ 57,500
Revenue, Performance Obligation Satisfied over Time [Abstract]
Remaining performance obligation	111,561
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Revenue, Performance Obligation Satisfied over Time [Abstract]
Remaining performance obligation	$ 64,863
Expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Revenue, Performance Obligation Satisfied over Time [Abstract]
Remaining performance obligation	$ 28,269
Expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Revenue, Performance Obligation Satisfied over Time [Abstract]
Remaining performance obligation	$ 12,855
Expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01
Revenue, Performance Obligation Satisfied over Time [Abstract]
Remaining performance obligation	$ 4,132
Expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-04-01
Revenue, Performance Obligation Satisfied over Time [Abstract]
Remaining performance obligation	$ 1,442
Expected timing of satisfaction, period